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FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
	July 1, 2019	to	September 30, 2019
Date of Report (Date of earliest event reported)				October 17, 2019
Commission File Number of securitizer:				025-01635
Central Index Key Number of securitizer:				0001606767
Carisa Azzi, (760) 481-7794
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Welk Resort Group, Inc.[1]		(Securitizer)

Date	October 17, 2019

/s/ Carisa Azzi		(Signature)
Name: Carisa Azzi Title: SVP | CFO
[1] Welk Resort Group, Inc., as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period, which were privately issued by Welk Resorts 2019-A, LLC.